Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Sentage Holdings Inc. (the “Company”) and its subsidiaries (the “Group”) as of December 31, 2024 and 2023, the related consolidated statements of comprehensive operations and other comprehensive loss, changes in shareholders’ equity, and cash flows for the years ended December 31, 2024, 2023 and 2022, and the related notes (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years ended December 31, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).